CONSOLIDATED STATEMENTS OF OPERATIONS (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Consolidated Statements Of Operations
Total Revenues	$ 7,094,270	$ 2,125,851
Cost of Goods Sold	6,941,278	2,036,933
Total	152,992	88,918
Selling, general and administrative expenses	18,327,792	3,575,897
Loss from operations	(18,174,800)	(3,486,979)
Other Income (Expenses)
Loss from derivatives issued with debt greater than debt carrying value	(4,808,000)	(2,054,000)
Gain (Loss) on fair market valuation of derivatives	1,912,037	673,000
Interest Expense	(1,096,324)	(1,278,721)
Total Other Income (Expense)	(3,992,287)	(2,659,721)
Loss before Provision for Income taxes	(22,167,087)	(6,146,700)
Provision for Income Taxes	13,455	1,650
Net Loss	(22,180,542)	(6,148,350)
Net Loss attributable to non-controlling interest	291,330
Net Loss attributable to Terra Tech Corp.	$ (21,889,212)	$ (6,148,350)
Net Loss per Common Share attributable to Terra Tech Corp common stockholders - Basic and Diluted	$ (0.13)	$ (0.06)
Weighted Average Number of Common Shares Outstanding - Basic And Diluted	174,297,430	99,041,439